SEGMENT INFORMATION - Amounts detailed in segment reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue	$ 39,466			$ 22,870			$ 119,769	$ 59,921	$ 93,194	$ 65,796
Intersegment revenue	0			0			0
Revenue	39,466			22,870			119,769	59,921	93,194	65,796
Adjusted EBITDA	3,568			(46)			10,297	(3,919)
Depreciation and amortization	(2,963)			(3,252)			(8,549)	(9,772)	(12,861)	(11,414)
Restructuring expense	(2,130)			0			(2,130)	0
Stock-based compensation	(55,236)			(82)			(55,397)	(3,853)	(3,936)	(15)
Loss from operations	(56,761)			(3,380)			(55,779)	(17,544)	(22,252)	(35,857)
Other expense, net	(7,526)			(773)			(17,322)	(11,918)	(16,330)	(19,919)
Loss before income taxes	(64,287)			(4,153)			(73,101)	(29,462)	(38,582)	(55,776)
Provision for income taxes	(321)			(115)			(611)	(235)	(323)	14,042
Net loss	(64,608)	$ (2,113)	$ (6,991)	(4,268)	$ (13,078)	$ (12,351)	(73,712)	(29,697)	(38,905)	(41,734)
Travel Marketplace
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue	39,047			22,458			118,805	59,075	92,038	65,057
SAAS Platform
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue	419			412			964	846	1,156	739
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue									93,194	65,796
Adjusted EBITDA									(5,455)	(24,428)
Depreciation and amortization									(12,861)	(11,414)
Stock-based compensation									(3,936)	(15)
Loss from operations									(22,252)	(35,857)
Loss before income taxes									(38,582)	(55,776)
Provision for income taxes									323	(14,042)
Net loss									$ (38,905)	$ (41,734)
Operating Segments | Travel Marketplace
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue	39,047			22,458			118,805	59,075
Intersegment revenue	0			0			0	0
Revenue	39,047			22,458			118,805	59,075
Adjusted EBITDA	3,763			218			11,500	(2,632)
Depreciation and amortization	(2,826)			(3,113)			(8,138)	(9,346)
Restructuring expense	(2,130)			0			(2,130)	0
Stock-based compensation	(55,236)			(82)			(55,397)	(3,853)
Loss from operations	(56,429)			(2,977)			(54,165)	(15,831)
Operating Segments | SAAS Platform
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue	419			412			964	846
Intersegment revenue	0			0			0	0
Revenue	419			412			964	846
Adjusted EBITDA	(195)			(264)			(1,203)	(1,287)
Depreciation and amortization	(137)			(139)			(411)	(426)
Restructuring expense	0			0			0	0
Stock-based compensation	0			0			0	0
Loss from operations	$ (332)			$ (403)			$ (1,614)	$ (1,713)